Reinsurances	12 Months Ended
Dec. 31, 2011
Reinsurances [Abstract]
REINSURANCE

SCHEDULE IV

REINSURANCE

(In millions)

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
For the year ended December 31, 2011
Life insurance in force	$316,817	$130,029	$1,941	$188,729	1%

Insurance Revenues
Life insurance and annuities	$4,451	$531	$13	$3,933	—
Accident and health insurance	305	202	—	103	—

Total insurance Revenues	$4,756	$733	$13	$4,036	—

For the year ended December 31, 2010
Life insurance in force	$359,644	$150,446	$2,027	$211,225	1%

Insurance Revenues
Life insurance and annuities	$4,440	$546	$69	$3,963	2%
Accident and health insurance	316	213	—	103	—

Total insurance Revenues	$4,756	$759	$69	$4,066	2%

For the year ended December 31, 2009
Life insurance in force	$356,432	$145,639	$2,157	$212,950	1%

Insurance Revenues
Life insurance and annuities	$4,552	$628	$70	$3,994	2%
Accident and health insurance	338	232	—	106	—

Total insurance Revenues	$4,890	$860	$70	$4,100	2%